Schedule of Future Minimum Lease Commitments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
Operating Leases, 2025 (July - December)	$ 738
Operating Leases, 2025	1,512	$ 1,463
Operating Leases, 2026	295	1,505
Operating Leases, 2027	2	485
Operating Leases, 2028		2
Operating Leases, 2030 and thereafter
Operating Leases, Total minimum lease payments	2,547	3,455
Operating Leases, Less: amounts representing interest	(250)	(406)
Total operating lease liabilities	2,297	3,049	$ 4,072
Finance Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
Financing Leases, 2025 (July - December)	71
Financing Leases, 2025	132	88
Financing Leases, 2026	94	85
Financing Leases, 2027	76	51
Financing Leases, 2028	17	34
Financing Leases, 2030 and thereafter
Financing Leases, Total minimum lease payments	390	258
Financing Leases, Less: amounts representing interest	(51)	(47)
Total financing lease liabilities	$ 339	211	$ 297
Operating Leases, 2029
Financing Leases, 2029
Operating Leases, 2030 and thereafter
Financing Leases, 2030 and thereafter